Average Annual Total Returns - Janus Henderson Small/Mid Cap Growth Alpha ETF		Feb. 28, 2021	Feb. 27, 2021
JanusHendersonSmallMidCapGrowthAlphaIndex [Member]
Average Annual Return:
Label	[1]	Janus Henderson Small/Mid Cap Growth Alpha Index
1 Year		31.45%
Since Inception		22.04%
Inception Date		Feb. 23, 2016
Russell 2500™ Growth Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
Label	[1]	Russell 2500TM Growth Index
1 Year		40.47%
Since Inception		22.31%
Inception Date		Feb. 23, 2016
Janus Henderson Small/Mid Cap Growth Alpha ETF | After Taxes on Distributions
Average Annual Return:
Label		Return After Taxes on Distributions
1 Year		30.90%
Since Inception		21.44%
Inception Date		Feb. 23, 2016
Janus Henderson Small/Mid Cap Growth Alpha ETF | After Taxes on Distributions and Sales
Average Annual Return:
Label		Return After Taxes on Distributions and Sale of Fund Shares
1 Year		18.39%
Since Inception		17.63%
Inception Date		Feb. 23, 2016
Janus Henderson Small/Mid Cap Growth Alpha ETF | ReturnBeforeTaxes [Member]
Average Annual Return:
Label			Return Before Taxes
1 Year			30.99%
Since Inception			21.54%
Inception Date			Feb. 23, 2016

[1]	Index performance shown in the table is the total return, which assumes reinvestment of any dividends and distributions during the time periods shown.